Financial assets - Schedule of Analysis of Derivative Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Carrying amount assets	€ (20)
Carrying amount, liabilities	398,916	€ 219,161
Foreign Exchange Forward Contracts | Current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	1,056	849
Fair value, assets	1,056	849
Foreign Exchange Forward Contracts | Current financial assets derivatives | Trading Derivatives
Disclosure of financial assets [line items]
Carrying amount assets	204	1,658
Fair value, assets	204	1,658
Interest Rate Swap | Derivatives Non-current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(488)
Fair value, liabilities	(488)
Interest Rate Swap | Current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	2,373	3,187
Fair value, assets	2,373	3,187
Interest Rate Swap | Non-current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	577	2,795
Fair value, assets	577	€ 2,795
Commodity Swap | Derivatives Current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(20)
Fair value, liabilities	€ (20)